EMPLOYEE BENEFIT PLANS (Tables) - DIH Holding US, Inc. [Member]	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Multiemployer Plan [Line Items]
SCHEDULE OF EXPENSES RELATED TO PLANS

Expenses related to the Company’s plans for the three months ended June 30, 2023 and 2022 were as follows:

	For the Three Months Ended June 30,
	2023	2022
United States	$32	$16
Netherlands	27	70
Total defined contribution plan expense	$59	$86

Expenses related to the Company’s plans for the years ended March 31, 2023 and 2022 were as follows:

	Years Ended March 31,
	2023	2022
United States	$105	$93
Netherlands	152	322
Total defined contribution plan expense	$257	$415

SCHEDULE OF PENSION PLANS

Amounts recognized in the combined statements of operations for the three months ended June 30, 2023 and 2022, in respect of the Pension Plans were as follows:

	For the Three Months Ended June 30,
	2023	2022
Current service cost	$167	$172
Interest cost	60	40
Expected return on plan assets	(87)	(63)
Amortization of net gain	(39)	(45)
Settlement gain	-	(175)
Amortization of prior service credit	(35)	(34)
Net charge to statement of operations	$66	$(105)

Amounts recognized in the combined statements of operations for the years ended March 31, 2023 and 2022, in respect of the Pension Plans were as follows:

	Years Ended March 31,
	2023	2022
		As Restated
Current service cost	$687	$962
Interest cost	158	51
Expected return on plan assets	(249)	(294)
Amortization of net gain	(179)	-
Settlement gain	(699)	(860)
Amortization of prior service credit	(135)	(141)
Net charge to statement of operations	$(417)	$(282)

SCHEDULE OF EMPLOYEE DEFINED BENEFITS OBLIGATIONS AND PLAN ASSETS

Details of the employee defined benefits obligations and plan assets in respect of the Pension Plans are as follows:

	Years Ended March 31,
	2023	2022
Change in present value of defined benefit obligation:
Defined benefit obligation at the beginning of the year	$11,678	$16,060
Interest on defined obligation	158	51
Current service cost	687	962
Contributions by plan participants	496	446
Translation loss	(26)	(429)
Benefits paid	(1,137)	(2,103)
Actuarial loss arising on projected benefit obligation	(439)	(3,309)
Defined benefit obligation at the end of the year	$11,417	$11,678
Change in plan assets:
Fair value of plan assets at the beginning of the year	$9,422	$11,576
Actual return on plan assets	373	(709)
Contributions by the employer	592	526
Contributions by plan participants	496	446
Benefits paid	(1,137)	(2,103)
Translation loss	(6)	(314)
Fair value of plan assets - at the end of the year	$9,740	$9,422
Funded status at end of the year	$(1,677)	$(2,256)

SCHEDULE OF DEFINED BENEFIT PLANS WITH ACCUMULATED BENEFIT OBLIGATIONS IN EXCESS OF PLAN ASSETS

Amounts relating to these defined benefit plans with accumulated benefit obligations in excess of plan assets were as follows:

	As of March 31,
	2023	2022
Accumulated benefit obligation	$11,116	$11,357
Fair value of plan assets	$9,740	$9,422

SCHEDULE OF AMOUNTS RECOGNIZED IN BALANCE SHEET

Amounts recognized in the Company’s combined balance sheet related to the present value of defined benefit obligations consist of the following:

	As of March 31,
	2023	2022
Current liabilities	$-	$-
Non-current liabilities	(1,677)	(2,256)
Total recognized in the combined balance sheet	$(1,677)	$(2,256)

SCHEDULE OF AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME

Amounts recognized in other comprehensive income in respect of the Pension Plans consist of the following:

	Years Ended March 31,
	2023	2022
Net loss (gain)	$294	$(1,445)
Prior service cost	136	140
Other comprehensive loss (income)	$430	$(1,305)

SCHEDULE OF PRINCIPAL ASSUMPTIONS USED FOR THE PURPOSE OF ACTUARIAL VALUATION

The principal assumptions used for the purpose of actuarial valuation of the Pension Plans are as follows:

	As of March 31,
	2023	2022
Discount rate	2.10%	1.40%
Expected return on plan assets	3.50%	2.74%
Expected rate of salary increase	1.00%	1.00%

SCHEDULE OF WEIGHTED AVERAGE ASSET ALLOCATION

The table below represents the Company’s Pension Plans’ weighted-average asset allocation as of March 31, 2023 and 2022 by asset category:

	As of March 31,
	2023	2022
Equity securities	33.99%	35.00%
Debt securities	26.43%	29.78%
Other, primarily cash and cash equivalents, and hedge funds	39.58%	35.22%

DIH HOLDING US, INC. AND SUBSIDIARIES

NOTES TO COMBINED FINANCIAL STATEMENTS

(in thousands)

The table below presents the target allocation for each major asset category for the Company’s Pension Plans for the years ended March 31, 2023 and 2022:

	Years Ended March 31,
	2023	2022
Equity securities	34.00%	34.00%
Debt securities	28.00%	33.00%
Other, primarily cash and cash equivalents, and hedge funds	38.00%	33.00%

SCHEDULE OF FAIR VALUE OF PLAN ASSETS

The following tables provides the fair value of plan assets held by the Company’s Pension Plans by asset category and by fair value hierarchy level:

	As of March 31, 2023
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$234	$-	$-	$234
Equity securities	3,468	-	-	3,468
Debt securities	2,493	-	-	2,493
Real estate	-	2,328	-	2,328
Non-traditional assets	-	1,217	-	1,217
Total	$6,195	$3,545	$-	$9,740

	As of March 31, 2022
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$302	$-	$-	$302
Equity securities	3,185	-	-	3,185
Debt securities	2,535	-	-	2,535
Real estate	-	2,186	-	2,186
Non-traditional assets	-	1,214	-	1,214
Total	$6,022	$3,400	$-	$9,422

SCHEDULE OF EXPECTED BENEFIT PAYMENTS	The following table presents expected Pension Plans payments over the next 10 years:
Amount
Year Ending March 31,
2024	$124
2025	129
2026	313
2027	160
2028	164
2029-2033	1,080